Annual Total Returns ((Columbia Tax-Exempt Fund))	0 Months Ended
Apr. 01, 2012
(Columbia Tax-Exempt Fund Class - A, B, C) | Class A Shares
Bar Chart Table:
Annual Return 2002	9.63%
Annual Return 2003	6.15%
Annual Return 2004	4.57%
Annual Return 2005	4.03%
Annual Return 2006	5.56%
Annual Return 2007	2.18%
Annual Return 2008	(7.19%)
Annual Return 2009	14.83%
Annual Return 2010	1.86%
Annual Return 2011	11.95%
(Columbia Tax-Exempt Fund Class - Z) | Class Z Shares
Bar Chart Table:
Annual Return 2002	9.63%
Annual Return 2003	6.15%
Annual Return 2004	4.57%
Annual Return 2005	4.10%
Annual Return 2006	5.78%
Annual Return 2007	2.38%
Annual Return 2008	(7.00%)
Annual Return 2009	15.05%
Annual Return 2010	2.06%
Annual Return 2011	12.10%